   Dreyfus Investment Funds

Dreyfus/Standish Global Fixed Income Fund (the "Fund”)

Incorporated herein by reference, on behalf of the Fund, is the supplement to the Fund's prospectus filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on October 20, 2015 (SEC Accession No: 0000030167-15-000019).